Accounting policies (Tables)	12 Months Ended
Dec. 31, 2021
Financial assets
Summary of fair values of financial assets and liabilities classified on the basis of various measurement methods

	12/31/2020			12/31/2021
	Published			Published
	Price			Price
	Quotations			Quotations
	in Active			in Active
	Markets –	Internal		Markets –	Internal
	Level 1	Models	Total	Level 1	Models	Total

ASSETS:
Financial assets at fair value through profit or loss	178,165	396,545	574,710	106,073	255,542	361,615
Financial assets at fair value through other comprehensive income	257,963	98,126	356,089	250,631	145,198	395,829
Hedging derivatives	—	8,306	8,306	—	11,248	11,248
	436,128	502,977	939,105	356,704	411,988	768,692
LIABILITIES:
Financial liabilities at fair value through profit or loss	15,338	497,652	512,990	62,570	288,847	351,417
Hedging derivatives	—	19,078	19,078	—	8,162	8,162
	15,338	516,730	532,068	62,570	297,009	359,579

Schedule of financial instruments at fair value whose measurement was based on internal models (Levels 2 and 3)

Set forth below are the financial instruments at fair value which measurement was based on internal models (Level 2 and Level 3) as of December 31, 2020 and 2021.

	Fair			Fair
	Values			Values
	Calculated			Calculated
	Using Internal			Using Internal			Valuation Techniques	Key Inputs
	Models as of			Models as of
	12/31/2020			12/31/2021
	Level 2	Level 3	Total	Level 2	Level 3	Total

ASSETS:
Financial assets at fair value through profit or loss:	395,923	622	396,545	255,403	139	255,542

Loans and advances to credit institutions – Reverse repurchase agreements	59,512	—	59,512	58,486	—	58,486	Forward estimation (non-closed formula)	Interest rate yield curve

Loans and advances to customers – Reverse repurchase agreements	10,844	—	10,844	10,000	—	10,000	Forward estimation (non-closed formula)	Interest rate yield curve

Debt and equity instruments	30,019	—	30,019	49,404	—	49,404	Price vendor	Financial instruments with low trading volume or minimum marketability.
Trading derivatives:

Interest rate options	232	—	232	711	—	711	Black model (closed-formula solution)	Interest rate yield curve and implied volatility surface

Market index options:	114	—	114	130	—	130

European options	1	—	1	11	—	11	Black model (closed-formula solution)	Interest rate yield curves, quoted equity prices and index levels, implied volatility surface and dividends estimation

Quanto options	112	—	112	115	—	115	Local volatility model with partial differential equation method	Interest rate yield curves, quoted equity prices and index levels, implied volatility surface, historical correlations and dividends estimation

Auto-callable	1	—	1	4	—	4	Local volatility model with partial differential equation method	Interest rate yield curves, quoted equity prices and index levels, implied volatility surface, historical correlations and dividends estimation.

Exchange rate options:	3,879	—	3,879	1,874	—	1,874

European barrier	—	—	—	—	—	—	Black model (closed-formula solution)	Interest rate yield curves, quoted exchange rates and implied volatility surface

European options	3,879	—	3,879	1,874	—	1,874	Black model (closed-formula solution)	Interest rate yield curves, quoted exchange rates and implied volatility surface

Swaps	281,885	622	282,507	129,668	139	129,807	Forward estimation (non-closed formula)	Interest rate yield curve and quoted exchange rates

Index and securities futures	48	—	48	—	—	—	Forward estimation (non-closed formula)	Interest rate yield curve and quoted exchange rates

Exchange rate futures	9,390	—	9,390	5,130	—	5,130	Forward estimation (non-closed formula) Black and Scholes model with trinomial tree method (American forwards)	Interest rate yield curve and quoted exchange rates and implied volatility surface

Financial assets at fair value through other comprehensive income:	98,126	—	98,126	141,088	4,110	145,198

Debt instruments	98,072	—	98,072	141,088	—	141,088	Price vendor	Financial instruments with low trading volume or minimum marketability.

Loans and advances to customers	—	—	—	—	4,056	4,056	Forward estimation (non-closed formula)	Interest rate yield curve

Equity instruments	54	—	54	—	54	54	Other	Value of shareholders’ equity

Hedging derivatives:	8,306	—	8,306	11,248	—	11,248

Swaps	4,294	—	4,294	6,015	—	6,015	Forward estimation (non-closed formula)	Interest rate yield curve and quoted exchange rates

Exchange rate forwards	4,012	—	4,012	5,233	—	5,233	Forward estimation (non-closed formula)	Interest rate yield curve and quoted exchange rates

	502,355	622	502,977	407,739	4,249	411,988

	Fair			Fair
	Values			Values
	Calculated			Calculated
	Using Internal			Using Internal
	Models as of			Models as of			Valuation
	12/31/2020			12/31/2021			Techniques	Key Inputs
	Level 2	Level 3	Total	Level 2	Level 3	Total

LIABILITIES:
Financial liabilities at fair value through profit or loss:	497,162	490	497,652	288,741	106	288,847

Deposits from the Central Bank – Repurchase agreements	24,936	—	24,936	23,002	—	23,002	Forward estimation (non- closed formula solution)	Interest rate yield curve

Deposits from credit institutions – Repurchase agreements	54,922	—	54,922	17,846	—	17,846	Forward estimation (non- closed formula solution)	Interest rate yield curve

Customer deposits – Repurchase agreements	130,293	—	130,293	114,078	—	114,078	Forward estimation (non- closed formula solution)	Interest rate yield curve

Trading derivatives:

Interest rate options	306	—	306	915	—	915	Black model (closed-formula solution)	Interest rate yield curve and implied volatility surface

Market index options:	648	—	648	264	—	264

European	555	—	555	29	—	29	Black-Scholes model (closed-formula solution)	Interest rate yield curves, quoted equity prices, index levels, implied volatility surface and dividends estimation

Auto-callable	4	—	4	149	—	149	Local volatility model with partial differential equation method	Interest rate yield curves, quoted equity prices and index levels, implied volatility surface, historical correlations and dividends estimation

Quanto options	89	—	89	86	—	86	Local volatility model with partial differential equation method	Interest rate yield curves, quoted equity prices and index levels, implied volatility surface, historical correlations and dividends estimation

Exchange rate options:	2,766	—	2,766	2,063	—	2,063

European barrier	5	—	5	5	—	5	Black model (closed-formula solution)	Interest rate yield curves, quoted exchange rates and implied volatility surface

European options	2,761	—	2,761	2,051	—	2,051	Black model (closed-formula solution)	Interest rate yield curves, quoted exchange rates and implied volatility surface

American barrier and touch options	—	—	—	7	—	7	Mixed volatility model with partial differential equation method	Interest rate yield curves, quoted exchange rates and implied volatility surface

Swaps	273,805	490	274,295	126,796	106	126,902	Forward estimation (non- closed formula solution)	Interest rate yield curves and quoted exchange rates

Index and securities futures	33	—	33	—	—	—	Forward estimation (non- closed formula solution)	Interest rate yield curves, quoted equity prices and index levels exchange rates

Exchange rate futures	8,063	—	8,063	3,491	—	3,491	Forward estimation (non- closed formula solution)	Interest rate yield curve and quoted exchange rates

Short positions:

Debt instruments	27	—	27	27	—	27	Forward estimation (non- closed formula solution)	Interest rate yield curve

Marketable debt securities	1,363	—	1,363	259	—	259	Present value (non-closed formula solution) and Black-Scholes model with closed-formula solution	Interest rate yield curve, quoted equity prices and index levels, implied volatility surface, historical correlations and dividends estimation

Hedging derivatives:	19,078	—	19,078	8,162	—	8,162

Swaps	18,509	—	18,509	7,924	—	7,924	Forward estimation (non- closed formula solution)	Interest rate yield curve and quoted exchange rates

Exchange rate forwards	569	—	569	238	—	238	Forward estimation (non- closed formula solution)	Interest rate yield curve and quoted exchange rates
	516,240	490	516,730	296,903	106	297,009

Schedule of changes in financial assets classified as Level 3

			Assets
	Trading	Equity	Loans and advances
	derivatives	instruments	to customers	Total

Balance at January 1, 2019	794	—	771	1,565
Total gains/losses recognized in the consolidated income statement:
Gains/(losses) on financial assets and liabilities (net)	13	—	—	13
Purchases	902	—	—	902
Transfers out	(771)	—	—	(771)
New issuances	—	—	2,875	2,875
Settlements	—	—	(771)	(771)
Balance at December 31, 2019	938	—	2,875	3,813
Total gains/losses recognized in the consolidated income statement:
Gains/(losses) on financial assets and liabilities (net)	(265)	—	—	(265)
Purchases	6	—	—	6
Transfers out	—	—	—	—
New issuances	—	—	—	—
Settlements	(57)	—	(2,875)	(2,932)
Balance at December 31, 2020	622	—	—	622
Total gains/losses recognized in the consolidated income statement:
Gains/(losses) on financial assets and liabilities (net)	(305)	—	—	(305)
Purchases	—	—	—	—
Transfers out	—	—	—	—
New issuances	—	54	4,056	4,110
Settlements	(178)	—	—	(178)
Balance at December 31, 2021	139	54	4,056	4,249

Schedule of changes in financial liabilities classified as Level 3

Liabilities
Trading
derivatives

Balance at December 31, 2019	(791)
Total gains/losses recognized in the consolidated income statement:
Gains/(losses) on financial assets and liabilities (net)	(8)
Purchases	(369)
Transfers out	617
New issuances	—
Settlements	61
Balance at December 31, 2020	(490)
Total gains/losses recognized in the consolidated income statement:
Gains/(losses) on financial assets and liabilities (net)	277
Purchases	—
Transfers out	24
New issuances	—
Settlements	83
Balance at December 31, 2021	(106)

Schedule of significant unobservable inputs used in measuring financial instruments categorized as Level 3

The table below shows the effect as of December 31, 2021 on the fair value of the financial instruments classified as Level 3 of a reasonable change in the assumptions used in the valuation.

			Significant	Range of Estimates	Fair value Measurement
		Valuation	Unobservable	(weighted-average)	Sensitivity to
Financial Instrument	Fair value	Technique	Input	for Unobservable Input	Unobservable Inputs
Loan and advances to customers	4,056	Estimation of credit default probabilities from credit spreads	Market credit spread quotes (CDS)	Credit spread quote (-77 basis points – 242 basis points)	A significant rating downgrade would result in a lower fair value
Cross currency swaps	65	Forward estimation (non-closed formula)	Long-term peso exchange rate (above 20 years)	Bid-offer spread IRS TIIE (16 basis points) CCS USD/Peso (4 basis points)	A significant decrease in long-term peso exchange rate would result in a lower fair value
Swaps Lock-In	26	Forward estimation (non-closed formula)	Prepayment rate	Prepayment rate 6% - 12%	There is no impact in fair value since the market and prepayment risks are fully hedged
Interest rate swaps	(55)	Forward estimation (non-closed formula)	Long-term peso exchange rate (above 20 years) Interest rate curve referenced to 91-day TIIE	91-day TIIE interest rate curve = 28-day TIIE interest rate curve + (-9 basis points, -11 basis points) Bid-offer spread IRS TIIE (16 basis points) CCS USD/Peso (4 basis points)	A significant decrease in 91-day TIIE interest rate curve would result in a higher fair value The same scenario applied on long-term peso exchange rate would result in a lower fair value

This effect was determined by applying the probable valuation ranges of the main unobservable inputs detailed in the following table:

Schedule of potential impact on consolidated income statement of change in main inputs used to measure level 3 financial instruments

	Potential Impact on Consolidated
	Income Statement as of
	December 31, 2021
	Most	Least
	Favorable	Favorable
	Input	Input

ASSETS:
Cross currency swaps	1	(1)
LIABILITIES:
Interest rate swaps	4	(6)

Schedule of sensitivity analysis

	Average	High	Low	12/31/2021

All financial instruments	50	174	24	41
By category:
Instruments sensitive to interest rate	51	167	25	40
Instruments sensitive to equity market prices	2	6	—	—
Instruments sensitive to foreign currency exchange rates	14	38	2	13
Instruments sensitive to volatility movements	12	39	4	5

Schedule of financial assets and liabilities subject to offsetting

The following financial assets are subject to offsetting, enforceable master netting arrangements and similar agreements:

As of December 31, 2021:

				Amount not offset in the consolidated balance sheet
		Gross amount of	Net amount of
		financial liabilities	financial assets
		offset in the	presented in the
	Gross amount of	consolidated balance	consolidated	Impact of master	Financial instrument	Cash	Net
	financial assets	sheet	balance sheet	netting agreements	collateral	collateral	amount

Financial derivatives assets	190,638	—	190,638	(152,313)	(4,491)	(26,894)	6,940

Reverse repurchase agreements	68,486	—	68,486	(4,799)	(63,687)	—	—

Equity instruments (*) (see Note 9.a)	9	—	9	—	(74)	—	(65)

Total	259,133	—	259,133	(157,112)	(68,252)	(26,894)	6,875

As of December 31, 2020:

				Amount not offset in the consolidated balance sheet
		Gross amount of	Net amount of
		financial liabilities	financial assets
		offset in the	presented in the
	Gross amount of	consolidated balance	consolidated	Impact of master	Financial instrument	Cash	Net
	financial assets	sheet	balance sheet	netting agreements	collateral	collateral	amount

Financial derivatives assets	304,477	—	304,477	(256,053)	(5,483)	(23,052)	19,889

Reverse repurchase agreements	70,356	—	70,356	(10,800)	(59,557)	—	(1)

Equity instruments (*) (see Note 9.a)	107	—	107	—	(137)	—	(30)

Total	374,940	—	374,940	(266,853)	(65,177)	(23,052)	19,858

(*)   As of December 31, 2020 and 2021, the financial instruments received as collateral in lending transactions amount to 137 million pesos and 74 million pesos, respectively, which are limited to the net equities lent under the aforementioned lending transactions.

The following financial liabilities are subject to offsetting, enforceable master netting arrangements and similar agreements:

As of December 31, 2021:

				Amount not offset in the consolidated balance sheet
		Gross amount of	Net amount of
		financial assets	financial liabilities
		offset in the	presented in the
	Gross amount of	consolidated balance	consolidated	Impact of master	Financial instrument	Cash	Net
	financial liabilities	sheet	balance sheet	netting agreements	collateral	collateral	amount

Financial derivatives liabilities	184,840	—	184,840	(152,313)	(6,375)	(13,222)	12,930

Repurchase agreements	264,260	—	264,260	(4,799)	(265,862)	—	(6,401)

Short positions	19,554	—	19,554	—	(19,702)	—	(148)

Total	468,654	-	468,654	(157,112)	(291,939)	(13,222)	6,381

As of December 31, 2020:

				Amount not offset in the consolidated balance sheet
		Gross amount of	Net amount of
		financial assets	financial liabilities
		offset in the	presented in the
	Gross amount of	consolidated balance	consolidated	Impact of master	Financial instrument	Cash	Net
	financial liabilities	sheet	balance sheet	netting agreements	collateral	collateral	amount

Financial derivatives liabilities	305,189	—	305,189	(256,053)	(5,306)	(27,954)	15,876

Repurchase agreements	344,804	—	344,804	(10,800)	(337,130)	—	(3,126)

Short positions	15,263	—	15,263	—	(15,734)	—	(471)

Total	665,256	—	665,256	(266,853)	(358,170)	(27,954)	12,279

Schedule of factors used for the ECL estimate

		December 31, 2021:
Factor	Scenario	December 2021	December 2022	December 2023	December 2024
	Base	3.12%	3.38%	3.54%	1.61%
GDP (% year over year)	Upside	3.12%	5.31%	4.59%	2.96%
	Downside	3.12%	(11.01)%	2.06%	1.52%
	Base	6.74%	4.04%	3.54%	3.50%
CPI (% year over year)	Upside	6.74%	2.59%	3.00%	3.00%
	Downside	6.74%	7.67%	4.10%	3.84%
	Base	4.01%	3.67%	3.56%	3.56%
Unemployment rates (% active population)	Upside	4.01%	3.51%	3.29%	3.17%
	Downside	4.01%	6.39%	5.94%	5.55%
	Base	20.41	20.74	21.04	21.34
Peso/USD (end of period)	Upside	20.41	18.82	19.01	19.20
	Downside	20.41	26.36	25.13	24.66
	Base	9.44%	10.07%	8.62%	7.95%
Loans - Mortgage (% year over year)	Upside	9.44%	14.86%	10.43%	8.92%
	Downside	9.44%	2.97%	7.64%	7.54%
	Base	4.11%	8.16%	6.43%	5.71%
Loans - Consumer (% year over year)	Upside	4.11%	29.84%	9.61%	7.56%
	Downside	4.11%	(20.27)%	5.31%	5.01%
	Base	4.76%	2.28%	5.16%	5.83%
Deposits - Total (% year over year)	Upside	4.76%	5.27%	7.84%	9.38%
	Downside	4.76%	(2.48)%	0.08%	2.00%
	Base	52,040.92	54,747.05	57,593.89	60,588.77
Stock markets (level)	Upside	52,040.92	64,851.25	68,275.18	71,826.48
	Downside	52,040.92	43,803.42	48,477.42	50,998.24

Schedule of weightings assigned to each macroeconomic scenario

December 31, 2021
Scenario	Weighting

Base	55.0%
Upside	15.0%
Downside	30.0%

December 31, 2020
Scenario	Weighting

Base	52.5%
Upside	10.0%
Downside	37.5%

Sensitivity analysis, changes to the ECL

	Most Favorable	Least Favorable
	Scenario	Scenario

Retail loan portfolio	(11.9)%	14.6%
Non-retail loan portfolio	(13.7)%	15.8%

Schedule of tangible asset depreciation rates

Average Annual
Rate

Buildings for own use	2% to 5%
Furniture and vehicles	10% to 20%
Information technology equipment and fixtures	25%
Other fixtures	5% to 20%

Commercial loans to large enterprises
Financial assets
Schedule of Increase In Lifetime PD

“Lifetime PD” band at	Increase in “Lifetime PD” at reporting date which
initial recognition (%)	is considered significant (basis points)

<= 0.01178	6
0.01178 - 0.01349	16
0.01349 - 0.05377	25
> 0.05377	35

Commercial loans to real estate
Financial assets
Schedule of Increase In Lifetime PD

“Lifetime PD” band at	Increase in “Lifetime PD” at reporting date which
initial recognition (%)	is considered significant (basis points)

<= 0.00683	4
0.00683 - 0.00944	16
> 0.00944	27

Commercial loans (SMEs)
Financial assets
Schedule of Increase In Lifetime PD

“Lifetime PD” band at	Increase in “Lifetime PD” at reporting date which
initial recognition (%)	is considered significant (basis points)

<= 0.01660	8
0.01660 - 0.02135	13
0.02135 - 0.03718	15
0.03718 - 0.06932	16
0.06932 - 0.11089	21
0.11089 - 0.14153	24
0.14153 - 0.16235	28
0.16235 - 0.25103	29
> 0.25103	31

Securitized mortgage assets
Financial assets
Schedule of Increase In Lifetime PD

“Lifetime PD” band at	Increase in “Lifetime PD” at reporting date which
initial recognition (%)	is considered significant (basis points)

<= 0.04077	11
0.04077 - 0.05573	14
0.05573 - 0.06676	18
0.06676 - 0.12477	20
0.12477 - 0.15225	22
> 0.15225	24

Installment loans to individuals - Revolving consumer credit cards loans
Financial assets
Schedule of Increase In Lifetime PD

“Lifetime PD” band at	Increase in “Lifetime PD” at reporting date which
initial recognition (%)	is considered significant (basis points)

<= 0.00953	10
0.00953 - 0.01147	11
0.01147 - 0.02353	16
0.02353 - 0.02900	23
0.02900 - 0.04120	26
0.04120 - 0.05442	30
0.05442 - 0.06950	34
> 0.06950	38

Non-revolving consumer loans (payroll loans)
Financial assets
Schedule of Increase In Lifetime PD

“Lifetime PD” band at	Increase in “Lifetime PD” at reporting date which
initial recognition (%)	is considered significant (basis points)

<= 0.10109	15
0.10109 - 0.13383	22
0.13383 - 0.15909	24
0.15909 - 0.19360	25
0.19360 - 0.21380	27
0.21380 - 0.24165	29
0.24165 - 0.26122	31
> 0.26122	32

Non-revolving consumer loans (personal loans)
Financial assets
Schedule of Increase In Lifetime PD

“Lifetime PD” band at	Increase in “Lifetime PD” at reporting date which
initial recognition (%)	is considered significant (basis points)

<= 0.14306	16
0.14306 - 0.19274	20
0.19274 - 0.24346	24
0.24346 - 0.25868	28
0.25868 - 0.28734	31
0.28734 - 0.33463	33
> 0.33463	36